Note 34 - Income Taxes - Components of Income Tax Expense (Benefit) (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Income Tax Expense (Benefit)
Total current tax expense benefits from previously unrecognized tax losses, tax credits and deductible temporary differences			€ 5
Reduction/(increase) of total deferred tax benefit due to previously unrecognized tax losses (tax credits/deductible tem-porary differences) and the reversal of previous write-downs of deferred tax assets and expenses arising from write-downs of deferred tax assets	€ 2,785	€ 253	€ 163
Domestic income tax rate used for calculating deferred tax assets and liabilities	31.30%	31.30%	31.30%
From DB Group recognized deferred tax assets for entities which suffer a loss	€ 3,200	€ 6,500
Temporary differences associated with the Group's parent company's investments in subsidiaries, branches and associates and interests in joint ventures of which no deferred tax liabilities were recognized	€ 20	€ 27